CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Current	$ 72,367,187	$ 57,817,800
Non-current	20,160,468	18,473,946
Total	92,527,655	76,291,746
Accrued vacation
Employee benefits
Total	30,444,390	23,546,649
Participation in profits and bonuses
Employee benefits
Total	44,107,101	36,455,454
Severance indemnity
Employee benefits
Total	$ 17,976,164	$ 16,289,643